NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details Narrative) (Quarterly) (Quarterly Report [Member], USD $)	6 Months Ended
Jun. 30, 2014
Quarterly Report [Member]
Anticipated Rental Obligation	$ 2,292